Long-Term Investments - Schedule of Long Term Investments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 30, 2022
Equity-method investments:
Total long-term investments	$ 72,810	$ 186,322	$ 172,576	$ 59,260
Investment in CCH Tasty Sdn. Bhd. [Member]
Equity-method investments:
Total long-term investments	1,653	89,896
Investment in CCH KCH Sdn. Bhd. [Member]
Equity-method investments:
Total long-term investments	71,157	79,018
Investment in CCH (Sabah) Sdn. Bhd. [Member]
Equity-method investments:
Total long-term investments		$ 17,408